Tax expense	12 Months Ended
Dec. 31, 2021
Tax Expenses [Abstract]
Tax expense

7.	Tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Current tax expense	€2,294	€434	€554
Deferred tax (benefit)/expense	(342)	41	(21)
Tax (benefit)/expense relating to prior periods(1)	(41)	29	15
Total Tax expense	€1,911	€504	€548
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(1) Tax (benefit)/expense relating to prior periods includes €297 million deferred tax benefit related to U.S. provision to return adjustments for prior years' tax positions finalized in 2021.

Effective tax rate reconciliation

The applicable tax rate used to determine theoretical income taxes is the statutory rate of the jurisdiction in which the Company is tax resident during each reported period. During 2021, as a result of the merger, Stellantis N.V. migrated its tax residency from the UK to the Netherlands. For 2020 and 2019, prior year comparative information represents the financial information of PSA, which was tax resident in France. The reconciliation between the theoretical income taxes calculated on the basis of the theoretical tax rate of 25.0 percent Netherlands tax rate in 2021 (France tax rate: 32.0 percent in 2020 and 34.4 percent in 2019) and income taxes recognized is as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Profit/(loss) before tax	€14,392	€2,916	€3,531
Income tax rate	25.0%	32.0%	34.4%
Theoretical income taxes	€3,598	€933	€1,215
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	178	(102)	(165)
Recognition and utilization of previously unrecognized deferred tax assets	(1,954)	(410)	(454)
Deferred tax assets not recognized and write-downs	598	96	80
Permanent differences	(472)	(73)	(186)
Tax credits	(85)	(1)	(9)
Tax rate changes	53	—	—
Withholding tax	63	—	—
Other differences	(68)	61	67
Total Tax expense	1,911	504	548
Effective tax rate	13.3%	17.3%	15.5%

The decrease in the effective tax rate to 13.3 percent in 2021 from 17.3 percent in 2020 was primarily related to the tax benefit related to net recognition and utilization of previously unrecognized Deferred tax assets, primarily in France and Germany, where the assessment of future taxable income to support such recognition has been made considering the historical cumulative tax position along with the forecasted taxable income during the period covered in the MTP. This tax benefit was offset partially by the unfavorable effective tax rate impact of the inclusion of North America from the merger date, as well as current year unrecognized Deferred tax assets, primarily in Italy and Brazil.
Net deferred tax position

The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2021	2020
	(€ million)
Deferred tax assets(1)	€1,927	€1,096
Deferred tax liabilities(1)	(4,374)	(801)
Total Net deferred tax (liabilities)/assets	€(2,447)	€295
________________________________________________________________________________________________________________________________________________(1) Deferred tax assets and Deferred tax liabilities include the impacts of (i) Unrecognized deferred tax assets on temporary differences; (ii) Deferred tax assets arising from tax loss carry-forwards; and (iii) Unrecognized deferred tax assets on tax loss carry-forwards, which are reflected separately below in the Changes in deferred tax position by nature summary.

The change in Net deferred tax assets at December 31, 2020 to Net deferred tax liabilities at December 31, 2021 was mainly due to the inclusion of deferred tax liabilities of FCA from the merger date, primarily in North America. This change was partially offset by net recognition and utilization of previously unrecognized deferred tax assets in France and Germany. See Note 2, Basis of Preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.
Changes in deferred tax position by nature
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2021 and 2020 were as follows:

	At January 1, 2021	FCA-PSA merger	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other (1)	At December 31, 2021
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€44	€(2,159)	€(374)	€—	€1	€(174)	€(2,662)
Capitalized development assets	(1,784)	(2,574)	(176)	—	—	221	(4,313)
Other Intangible assets and Intangible assets with indefinite useful lives	(188)	(3,331)	(16)	—	—	(198)	(3,733)
Right-of-use assets	(68)	(381)	69	—	—	(17)	(397)
Provision for employee benefits	—	(114)	44	(491)	—	(30)	(591)
Other	(742)	(375)	(21)	(62)	—	(198)	(1,398)
Total deferred tax liabilities	€(2,738)	€(8,934)	€(474)	€(553)	€1	€(396)	€(13,094)
Deferred tax assets arising on:
Provisions	€665	€3,595	€(2)	€—	€9	€243	€4,510
Provision for employee benefits	892	1,424	306	(258)	2	(41)	2,325
Lease liabilities	80	377	(66)	—	—	22	413
Impairment of tangible and intangible assets	—	1,986	(394)	—	—	(2)	1,590
Inventories	290	117	26	—	1	(184)	250
Allowances for doubtful accounts	—	126	(10)	—	—	(1)	115
Provision for buy back	69	—	64	—		(2)	131
Other	694	2,288	(177)	9	1	(180)	2,635
Total deferred tax assets	€2,690	€9,913	€(253)	€(249)	€13	€(145)	€11,969
Unrecognized deferred tax assets on temporary differences	(938)	(3,439)	957	(16)	(6)	(20)	(3,462)
Deferred tax assets arising on tax loss carry-forwards	4,289	5,226	(130)	(33)	12	(561)	8,803
Unrecognized deferred tax assets	(3,008)	(4,783)	539	33	(12)	568	(6,663)
Total Net deferred tax assets/(liabilities)	€295	€(2,017)	€639	€(818)	€8	€(554)	€(2,447)
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(1) Translation differences and other includes the deconsolidation of Faurecia, which represents a change in scope of consolidation during 2021.

	At January 1, 2020	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other	At December 31, 2020
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€490	€(496)	€—	€—	€50	€44
Capitalized development expenditures	(1,858)	163	—	—	(89)	(1,784)
Other Intangible assets and Intangible assets with indefinite useful lives	(158)	(30)	—	—	—	(188)
Right-of-use assets	(65)	(2)	—	—	(1)	(68)
Other	(786)	(16)	4	—	56	(742)
Total deferred tax liabilities	€(2,377)	€(381)	€4	€—	€16	€(2,738)
Deferred tax assets arising on:
Provisions	€636	€(16)	€—	€—	€45	€665
Provision for employee benefits	751	(2)	118	—	25	892
Lease liabilities	77	3	—	—	—	80
Impairment of financial assets	—	—	—	—	—	—
Inventories	233	44	—	—	13	290
Provision for buy-back	54	15	—	—	—	69
Allowances for doubtful accounts	(3)	—	—	—	3	—
Other	745	131	(1)	—	(181)	694
Total deferred tax assets	€2,493	€175	€117	€—	€(95)	€2,690
Unrecognized deferred tax assets on temporary differences	(745)	(74)	(89)	—	(30)	(938)
Deferred tax assets arising on tax loss carry-forwards	4,630	(254)	—	—	(87)	4,289
Unrecognized deferred tax assets on tax loss carry-forwards	(3,630)	551	—	—	71	(3,008)
Total Net deferred tax assets /(liabilities)	€371	€17	€32	€—	€(125)	€295
In accordance with IAS 12 - Income Taxes, deferred taxes are calculated for all temporary differences between the tax base of assets and liabilities and their carrying amount. Deferred tax liabilities are systematically recognized, while deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit is available against which the deductible temporary differences could be utilized. A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries and equity method investments for the variance between their tax and accounting value, except to the extent that both of the following conditions are satisfied: (i) Stellantis is able to control the timing of the reversal of the temporary difference; (ii) It is probable that the temporary difference will not reverse in the foreseeable future.
As of December 31, 2021, the Company had total Deferred tax assets on deductible temporary differences of €11,969 million (€2,690 million at December 31, 2020), of which €3,462 million was not recognized (€938 million at December 31, 2020). As of December 31, 2021, the Company also had Deferred tax assets on tax loss carry-forwards of €8,803 million (€4,289 million at December 31, 2020), of which €6,663 million was not recognized (€3,008 million at December 31, 2020).
Tax loss carry-forwards
Recognition of deferred tax assets related to tax loss carry-forwards were tested for realizability based on forecasted future taxable income using estimates consistent with the main assumptions of the MTP. Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, were recognized to the extent that it was probable that future profits would be available against which they could be utilized. The realization of these deferred tax assets was sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as Stellantis’ ability to implement tax planning strategies, as necessary. For the year ended December 31, 2021, deferred tax assets were recognized in France and Germany, primarily related to tax loss carry-forwards and temporary differences, respectively. While Stellantis has not yet recognized all deferred tax assets in all jurisdictions, it is possible the Company’s assessment of realizability could change, resulting in the recognition of additional deferred tax assets in the Company’s Balance Sheet and the related income tax benefit in the Company’s Income Statement. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry-forward	Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
	At December 31,
	2021			2020
	(€ million)
Tax Groups:
France	€2,088	€(1,507)	€581	€1,475
Germany	118	(118)	—	107
Spain	609	(54)	555	447
Italy	3,500	(421)	3,079	—
Other Jurisdictions:
Brazil	1,853	—	1,853	169
Others	635	(40)	595	810
Total	€8,803	€(2,140)	€6,663	€3,008
At the end of December 2021, the Company had total tax-effected tax loss carry-forwards of €8.8 billion, of which €6.7 billion were not recognized. Tax loss carry-forwards in France, Germany, Italy, Spain, and Brazil do not expire. Tax loss carry-forwards relating to the French, German, Spanish and Italian tax groups are available within each tax group for offsetting against net deferred tax liabilities (subject to limitations provided under local tax law) and are recognized in the Consolidated Statement of Financial Position. In February 2022, the French tax authorities preliminarily agreed that upon merger, the French permanent establishment of Stellantis N.V., along with the companies within the former French consolidated tax group, succeeded to approximately €9.0 billion of French tax loss carry-forwards existing as of December 31, 2020 (of which approximately €0.9 billion was utilized during 2021 to offset current taxes).